Summary of Significant Accounting Policies (Details) - Schedule of revenue by geographic locations	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Summary of Significant Accounting Policies (Details) - Schedule of revenue by geographic locations [Line Items]
Total revenues	¥ 933,791,519	$ 146,461,019	¥ 766,013,586	¥ 319,181,424
Mainland PRC revenues [Member]
Summary of Significant Accounting Policies (Details) - Schedule of revenue by geographic locations [Line Items]
Total revenues	593,803,869	93,135,478	367,163,638	303,062,432
Hong Kong revenues [Member]
Summary of Significant Accounting Policies (Details) - Schedule of revenue by geographic locations [Line Items]
Total revenues	118,590,946	18,600,459	264,404,450	295,037
International revenues [Member]
Summary of Significant Accounting Policies (Details) - Schedule of revenue by geographic locations [Line Items]
Total revenues	¥ 221,396,704	$ 34,725,082	¥ 134,445,498	¥ 15,823,955